Provisions and contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 14, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance		$ 5,265	$ 0
Assumed in a business combination			5,303
Adoption IFRS 16		3,049
Provisions used during the year		(447)	(38)
Ending balance		1,769	5,265
Other provisions		1,769	5,265	$ 1,769	$ 5,265
Provisions				1,381	4,288	[1]
Current				388	977
Extension of acquired lease term	5 years
Onerous contract
Disclosure of other provisions [line items]
Beginning balance		5,265	0
Assumed in a business combination			5,303
Adoption IFRS 16		3,049
Provisions used during the year		(447)	(38)
Ending balance		1,769	5,265
Other provisions		$ 1,769	$ 5,265	1,769	5,265
Provisions				1,381	4,288
Current				$ 388	$ 977

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.